Segment Information - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2017 EUR (€) Segment	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates		€ (276)	€ (118)
Gain (charge) before tax due to actuarial assumption and model updates			118	€ 131
Losses on change in fair value on economic hedges		(1,159)	239	123
Ineffectiveness fair value hedge		2	12	8
Impairment charges and reversals on financial assets, excluding receivables		42	59	(24)
Impairment charges and reversals on non-financial assets and receivables			36	1,275
Commissions and expenses [member]
Disclosure of operating segments [line items]
Restructuring charges		116	54	59
Amortization of deferred expenses		285	137	126
Amortization of VOBA and future servicing rights		(94)	8	(63)
Commissions and expense include a DPAC/VOBA fair value adjustment		135	105	41
Impairment (charges) reversals [member]
Disclosure of operating segments [line items]
Impairment charges and reversals on financial assets, excluding receivables		42	59	24
Impairment charges and reversals on non-financial assets and receivables		€ (1)	38	1,274
Bottom of range [member]
Disclosure of operating segments [line items]
Long-term expected return on assets rate	8.00%	8.00%
Top of range [member]
Disclosure of operating segments [line items]
Long-term expected return on assets rate	10.00%	10.00%
Non-cash changes [member]
Disclosure of operating segments [line items]
Gain (losses) on over- or underperformance of derivatives		€ 9	8	4
Losses on change in fair value on economic hedges		(145)	(297)	(41)
Ineffectiveness fair value hedge		€ (6)	€ 26	€ (17)
Asset management [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment	1	1
Holding and other activities [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment	1	1
Americas [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment	1	1
Other income /(charges) expense due to model and assumption updates		€ (402)
Other income /(charges) expense due to model change in fixed annuities discount rate	$ 50	44
Other income /(charges) expense due to other assumption changes and model updates	61	54
Americas [member] | Universal life business [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates	$ (343)	€ (303)
Asia [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment	1	1
The Netherlands [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates		€ 101